Related Party	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party

16. Related Party

Related Party

Name of related party	Relationship with the Company
Siyata PTT et Al	A former subsidiary of the Group. Its Chief Executive Officer also serves as a director of the Group.

Due to related party

Due to related party consisted of the following:

	June 30, 2026	December 31, 2025
	US$	US$
Siyata PTT et Al	328,300	-
Total	328,300	-